UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4604

CREDIT SUISSE CAPITAL FUNDS

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Large Cap Value Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.3%)
Aerospace & Defense (6.0%)
Boeing Co.	96,100	$4,877,075
Lockheed Martin Corp.	159,200	8,436,008
United Technologies Corp.	84,500	7,900,750
		21,213,833

Auto Components (3.2%)
Johnson Controls, Inc.	92,000	5,193,400
Lear Corp.	108,100	5,959,553
		11,152,953

Banks (12.4%)
Bank of America Corp.	220,837	18,773,353
Fifth Third Bancorp	68,000	3,356,480
Wachovia Corp.	195,300	8,653,743
Washington Mutual, Inc.	67,600	2,622,880
Wells Fargo & Co.	178,200	10,230,462
		43,636,918

Building Products (1.3%)
American Standard Companies, Inc.*	121,500	4,603,635

Chemicals (3.4%)
Du Pont (E. I.) de Nemours & Co.	182,000	7,802,340
PPG Industries, Inc.	69,500	4,097,025
		11,899,365

Commercial Services & Supplies (1.0%)
Cendant Corp.	148,000	3,386,240

Computers & Peripherals (2.9%)
Hewlett-Packard Co.	329,920	6,647,888
International Business Machines Corp.	42,000	3,656,940
		10,304,828

Diversified Financials (4.2%)
Lehman Brothers Holdings, Inc.	74,100	5,194,410
Morgan Stanley	73,100	3,606,023
State Street Corp.	142,000	6,079,020
		14,879,453

Diversified Telecommunication Services (3.5%)
ALLTEL Corp.	46,000	2,392,000
BellSouth Corp.	158,700	4,299,183
Verizon Communications, Inc.	140,700	5,422,578
		12,113,761

Electric Utilities (2.6%)
Calpine Corp.*§	1,367,700	5,279,322
Progress Energy, Inc.	88,700	3,737,818
		9,017,140

Electrical Equipment (1.0%)
Emerson Electric Co.	59,600	3,617,720

	Number of Shares	Value
Energy Equipment & Services (2.3%)
BJ Services Co.	85,700	4,255,862
Weatherford International, Ltd.*§	82,600	3,864,028
		8,119,890

Food Products (3.2%)
Dean Foods Co.*	120,700	4,463,486
General Mills, Inc.	148,300	6,658,670
		11,122,156

Healthcare Providers & Services (1.9%)
Aetna, Inc.	50,400	4,324,320
Cardinal Health, Inc.	56,500	2,514,250
		6,838,570

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	134,600	3,701,500

Household Durables (1.0%)
Newell Rubbermaid, Inc.	162,500	3,510,000

Industrial Conglomerates (4.7%)
Textron, Inc.	91,600	5,615,080
Tyco International, Ltd.	345,800	10,719,800
		16,334,880

Insurance (8.3%)
Allstate Corp.	111,900	5,268,252
Hartford Financial Services Group, Inc.	145,800	9,491,580
Prudential Financial, Inc.	164,900	7,677,744
St. Paul Companies, Inc.	178,100	6,602,167
		29,039,743

Machinery (3.5%)
Eaton Corp.	92,000	5,946,880
ITT Industries, Inc.	77,900	6,228,105
		12,174,985

Media (4.1%)
Comcast Corp. Special Class A*	122,900	3,293,720
Gannett Company, Inc.	46,400	3,857,696
Tribune Co.	52,400	2,224,380
Viacom, Inc. Class B	144,300	4,847,037
		14,222,833

Oil & Gas (12.8%)
Apache Corp.	99,200	4,615,776
Burlington Resources, Inc.	99,000	3,778,830
ConocoPhillips	168,050	13,237,299
Exxon Mobil Corp.	227,900	10,551,770
Marathon Oil Corp.	103,500	3,898,845
Murphy Oil Corp.	64,000	4,949,760
Royal Dutch Petroleum Co. NY Shares§	78,000	3,923,400
		44,955,680

Paper & Forest Products (2.3%)
MeadWestvaco Corp.	269,100	8,035,326

	Number of Shares	Value
Pharmaceuticals (6.6%)
Abbott Laboratories	90,300	3,553,305
Johnson & Johnson	143,900	7,953,353
Pfizer, Inc.	172,516	5,513,611
Schering-Plough Corp.	195,300	3,800,538
Wyeth	66,100	2,339,940
		23,160,747

Road & Rail (3.2%)
Burlington Northern Santa Fe Corp.	314,500	11,158,460

Specialty Retail (1.0%)
TJX Companies, Inc.	150,000	3,520,500

Tobacco (1.8%)
Altria Group, Inc.	131,800	6,273,680

TOTAL COMMON STOCKS (Cost $283,759,585)		347,994,796

SHORT-TERM INVESTMENT (2.8%)
State Street Navigator Prime Fund§§ (Cost $9,911,950)	9,911,950	9,911,950

	Par (000)
SHORT-TERM INVESTMENT (1.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $3,955,000)	$3,955	3,955,000

TOTAL INVESTMENTS AT VALUE (103.2%) (Cost $297,626,535)		361,861,746

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.2%)		(11,216,076)

NET ASSETS (100.0%)		$350,645,670

*                                       Non-income producing security.

§                                       Security or portion thereof is out on loan.

§§                                Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were  $297,626,535, $71,756,358, $(7,521,147) and $64,235,211, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Small Cap Value Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (0.5%)
DRS Technologies, Inc.*	39,200	$1,400,224

Auto Components (1.5%)
Modine Manufacturing Co.	141,200	4,187,992

Banks (11.4%)
Alabama National Bancorp.	77,100	4,412,433
Century Bancorp, Inc. Class A§	36,500	1,186,980
First Financial Holdings, Inc.	98,900	2,882,935
FirstFed Financial Corp.	134,000	6,071,540
NewAlliance Bancshares, Inc.	302,200	4,215,690
Prosperity Bancshares, Inc.	130,600	3,164,438
Susquehanna Bancshares, Inc.	158,900	3,697,603
Webster Financial Corp.	87,200	4,091,424
WSFS Financial Corp.	47,000	2,338,250
		32,061,293

Building Products (1.1%)
Griffon Corp.*§	141,000	2,956,770

Chemicals (1.7%)
H.B. Fuller Co.	180,000	4,811,400

Commercial Services & Supplies (3.5%)
Banta Corp.	130,000	5,162,300
Watson Wyatt & Company Holdings	175,800	4,595,412
		9,757,712

Construction & Engineering (1.2%)
EMCOR Group, Inc.*§	75,000	3,245,250

Construction Materials (1.2%)
Eagle Materials, Inc.§	53,100	3,503,538

Containers & Packaging (3.5%)
AptarGroup, Inc.	150,000	6,346,500
Crown Holdings, Inc.*	344,200	3,490,188
		9,836,688

Distributors (0.2%)
Brightpoint, Inc.*§	50,300	668,990

Diversified Financials (3.8%)
Apollo Investment Corp.	214,200	2,919,546
Assured Guaranty, Ltd.	168,000	2,898,000
eSPEED, Inc. Class A*	218,473	2,352,954
Piper Jaffray Companies, Inc.*§	63,900	2,603,925
		10,774,425

Electric Utilities (3.2%)
Empire District Electric Co.§	124,500	2,478,795
NRG Energy, Inc.*	138,600	3,685,374
OGE Energy Corp.	116,000	2,887,240
		9,051,409

	Number of Shares	Value
Electrical Equipment (4.8%)
AMETEK, Inc.	128,800	3,972,192
Brady Corp.	106,000	4,791,200
Rayovac Corp.*	177,200	4,736,556
		13,499,948

Electronic Equipment & Instruments (6.7%)
Electro Scientific Industries, Inc.*§	153,300	3,947,475
OSI Systems, Inc.*§	140,000	2,608,200
Rogers Corp.*§	60,200	2,976,890
Roper Industries, Inc.§	38,600	2,161,600
Varian, Inc.*	130,000	4,927,000
Woodhead Industries, Inc.	162,300	2,432,877
		19,054,042

Energy Equipment & Services (4.5%)
Oceaneering International, Inc.*	197,000	6,514,790
Varco International, Inc.*	261,767	6,326,908
		12,841,698

Food & Drug Retailing (1.7%)
Ruddick Corp.	250,000	4,890,000

Food Products (1.3%)
American Italian Pasta Co. Class A§	98,300	2,891,003
John B. Sanfilippo & Son, Inc.*§	28,900	767,295
		3,658,298

Gas Utilities (1.9%)
National Fuel Gas Co.	100,400	2,564,216
WGL Holdings, Inc.§	102,100	2,801,624
		5,365,840

Healthcare Equipment & Supplies (6.0%)
Arrow International, Inc.	200,000	5,544,000
Cooper Companies, Inc.	74,200	4,411,190
Invacare Corp.	110,000	4,460,500
STERIS Corp.*	121,200	2,491,872
		16,907,562

Healthcare Providers & Services (2.2%)
LifePoint Hospitals, Inc.*§	96,500	3,224,065
Service Corp. International*	490,500	3,114,675
		6,338,740

Hotels, Restaurants & Leisure (2.9%)
Carmike Cinemas, Inc.*§	142,300	4,866,660
Marcus Corp.	182,575	3,211,494
		8,078,154

Household Durables (1.3%)
Ethan Allen Interiors, Inc.§	100,000	3,715,000

Industrial Conglomerates (3.1%)
Carlisle Companies, Inc.	80,000	5,079,200
Teleflex, Inc.	85,000	3,778,250
		8,857,450

	Number of Shares	Value
Insurance (4.5%)
American Physicians Capital, Inc.*	61,915	1,653,131
Platinum Underwriters Holdings, Ltd.	185,300	5,156,899
ProAssurance Corp.*	86,700	2,747,523
Selective Insurance Group, Inc.	90,700	3,266,107
		12,823,660

IT Consulting & Services (1.2%)
Keane, Inc.*§	230,200	3,400,054

Machinery (5.7%)
ESCO Technologies, Inc.*	101,100	5,322,915
Flowserve Corp.*	167,600	4,014,020
Robbins & Myers, Inc.§	70,500	1,333,155
The Manitowoc Company, Inc.	157,000	5,323,870
		15,993,960

Media (1.6%)
Harte-Hanks, Inc.	182,300	4,404,368

Metals & Mining (2.0%)
GrafTech International, Ltd.*	309,300	3,411,579
Quanex Corp.§	50,100	2,279,550
		5,691,129

Oil & Gas (4.8%)
Denbury Resources, Inc.*	217,100	4,743,635
Houston Exploration Co.*	117,500	6,345,000
Range Resources Corp.	149,100	2,497,425
		13,586,060

Real Estate (1.1%)
HRPT Properties Trust	299,000	3,010,930

Road & Rail (3.1%)
Laidlaw International, Inc.*	304,600	4,279,630
Werner Enterprises, Inc.	231,250	4,608,813
		8,888,443

Specialty Retail (2.9%)
CSK Auto Corp.*	257,700	3,569,145
Hughes Supply, Inc.	53,500	3,259,220
West Marine, Inc.*§	68,000	1,404,880
		8,233,245

Textiles & Apparel (1.2%)
The Warnaco Group, Inc.*§	184,000	3,477,600

TOTAL COMMON STOCKS (Cost $197,377,439)		274,971,872

SHORT-TERM INVESTMENT (9.2%)
State Street Navigator Prime Fund§§ (Cost $26,119,870)	26,119,870	26,119,870

	Par (000)	Value
SHORT-TERM INVESTMENT (2.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $6,459,000)	$6,459	6,459,000

TOTAL INVESTMENTS AT VALUE (108.8%) (Cost $229,956,309)		307,550,742

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.8%)		(24,966,276)

NET ASSETS (100.0%)		$282,584,466

*                                       Non-income producing security.

§                                       Security or portion thereof is out on loan.

§§                                Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $229,956,309, $81,904,283, $(4,309,850) and $77,594,433, respectively.

Other information regarding the Fund is available in t h e Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004